Schedule of long-term debenture maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debentures, noncurrent	R$ 137,830	R$ 181,679
Twenty twenty two member
Disclosure of detailed information about borrowings [line items]
Debentures, noncurrent		53,406
Twenty twenty three member
Disclosure of detailed information about borrowings [line items]
Debentures, noncurrent	57,045	53,417
Twenty twenty four member
Disclosure of detailed information about borrowings [line items]
Debentures, noncurrent	57,096	53,443
Twenty twenty five member
Disclosure of detailed information about borrowings [line items]
Debentures, noncurrent	R$ 23,689	R$ 21,413